Consolidated Statements of Earnings (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues (note 27)	$ 4,335,141	$ 4,459,487
Cost of revenues (exclusive of depreciation and amortization shown below)	2,596,823	2,749,485
Selling, general and administrative expenses	1,185,469	1,096,107
Depreciation	54,608	48,680
Amortization of intangible assets	147,928	128,741
Acquisition-related items (note 7)	47,096	77,144
Loss on disposal of operations (note 5)	2,282	26,834
Operating earnings	300,935	332,496
Interest expense, net	94,077	48,587
Earnings from equity accounted investments	(5,078)	(6,677)
Other (income) expense	(841)	1,032
Earnings before income tax	212,777	289,554
Income tax expense (note 22)	68,086	95,010
Net earnings	144,691	194,544
Non-controlling interest share of earnings	56,560	53,919
Non-controlling interest redemption increment (note 18)	22,588	94,372
Net earnings attributable to Company	$ 65,543	$ 46,253
Net earnings per common share (note 20)
Basic (in dollars per share)	$ 1.43	$ 1.07
Diluted (in dollars per share)	$ 1.41	$ 1.05